Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of March 31, 2022 and December 31, 2021, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade receivables	221,425	227,343
Tax receivables	50,596	59,350
Prepayments	24,212	9,342
Other accounts receivable	5,478	11,108
Total	301,711	307,143